Mineral property, plant and equipment	6 Months Ended
Feb. 29, 2024
Mineral Property Plant And Equipment
Mineral property, plant and equipment

7.	Mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure	Machinery and equipment(2)	Other(3)	Total
Cost
As at August 31, 2023	$1,864	$41,202	$23,063	$1,624	$351	$68,104
Additions	206	2,106	3,465	12	-	5,789
As at February 29, 2024	$2,070	$43,308	$26,528	$1,636	$351	$73,893
Accumulated depreciation
As at August 31, 2023	$-	$899	$2,138	$828	$180	$4,045
Depreciation	-	864	131	114	36	1,145
As at February 29, 2024	$-	$1,763	$2,269	$942	$216	$5,190
Net book value
As at August 31, 2023	$1,864	$40,303	$20,925	$796	$171	$64,059
As at February 29, 2024	$2,070	$41,545	$24,259	$694	$135	$68,703

(1)	Represents exploration and evaluation expenditures related to the Eastern Porphyry and Anfield deposits on the Buckreef property.
(2)	Includes automotive, computer equipment and software.
(3)	Includes leasehold improvements and right-of-use assets.